INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Schedule of detailed information about intangible assets
The following table presents a continuity of the company’s intangible assets:

	Cost		Accumulated Amortization and Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021
Balance, beginning of year	$34,810	$27,946	$(4,201)	$(3,288)	$30,609	$24,658
Additions	746	251	—	—	746	251
Disposals[1]	(2,434)	(972)	259	383	(2,175)	(589)
Acquisitions through business combinations	12,011	8,639	2	—	12,013	8,639
Amortization	—	—	(2,138)	(1,477)	(2,138)	(1,477)
Foreign currency translation	(724)	(1,054)	80	181	(644)	(873)
Balance, end of year	$44,409	$34,810	$(5,998)	$(4,201)	$38,411	$30,609
1.Includes assets sold and amounts reclassified to held for sale.
Intangible assets are allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2022	2021
Private Equity	(a)	$25,032	$14,806
Infrastructure	(b)	11,822	14,214
Real Estate	(c)	1,202	1,226
Renewable Power and Transition and other		355	363
		$38,411	$30,609